Annual Total Returns [BarChart] - Voya Solution Income Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	0.14%
2012	9.57%
2013	6.68%
2014	5.53%
2015	(0.30%)
2016	4.26%
2017	9.15%
2018	(3.35%)
2019	12.87%
2020	11.61%